Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax
Schedule of components of pretax income / (loss) before income taxes

	Years Ended December 31,
	2025	2024
United States	$(7,432,105)	$(2,096,105)
Ukraine	(298,812)	28,198
Estonia	(798,346)	—
	$(8,529,263)	$(2,067,907)

Reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements

	Years Ended December 31,
	2025		2024
U.S. Statutory Tax Rate	(1,791,145)	21.0%	(434,260)	21.0%
State and Local Income Taxes, Net of Federal Income Tax Effect*	(259,769)	3.0%	(86,655)	4.2%
Foreign Tax Effects	—		—
Ukraine	—		—
Statutory tax rate difference between Ukraine and United States	8,964	(0.1)%	(289)	(0.1)%
Change in valuation allowance	53,786	(0.6)%	—	0.0%
Other	—	0.0%	—	0.0%
Estonia	—	0.0%	—	0.0%
Statutory tax rate difference between Estonia and United States	(7,983)	0.1%	—	0.0%
Change in valuation allowance	175,636	(2.1)%	—	0.0%
Other	—	0.0%	—	0.0%
Effect of Changes in Tax Laws or Rates Enacted in the Current Period	—	0.0%	—	0.0%
Effect of Cross-Border Tax Laws	—	0.0%	—	0.0%
U.S. Federal R&D Tax Credits	(118,280)	1.4%	(6,606)	0.3%
Change in Valuation Allowances	1,171,755	(13.7)%	358,029	(17.1)%
Nontaxable or Nondeductible Items	33,416	(0.4)%	(2,721)	0.1%
Changes in Unrecognized Tax Benefits	—	0.0%	—	0.0%
Other Adjustments	—		—
Change in FV of SAFE Liability	733,620	(8.6)%	174,237	(8.4)%
Actual income tax benefit effective tax rate	—	0.0%	1,735	0.0%

*Swarmer, Inc currently only files a corporate income tax return in Delaware.

Schedule of components of the Company's deferred tax assets for federal income taxes

	Years Ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$1,355,370	$261,570
Accruals and other	246,023	64,374
Capitalized research and development expenditures	19,853	25,528
Research and development tax credits	124,886	6,606
Lease liabilities	40,967	—
Share-based compensation	11,706	—
Total deferred tax assets	1,798,804	358,078
Less: valuation allowance	(1,759,255)	(358,078)
Deferred tax asset, net of valuation allowance	$39,548	$—
Deferred tax liabilities:
Depreciation and amortization	(2,983)	—
Right-of-use assets	(36,565)	—
Total deferred tax liabilities	(39,548)	—
Net deferred tax assets	$—	$—